Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2022
Capital Stock and Changes in Capital Accounts
Capital Stock and Changes in Capital Accounts

6. Capital Stock and Changes in Capital Accounts

(a)Common Stock As at April 15, 2021, the date of Company’s incorporation, the Company’s authorized share capital was 500 shares of common stock, par value $0.01 per share, issued to DSI. On November 29, 2021, the Company’s articles of incorporation were amended and restated. Under the Company’s amended and restated articles of incorporation, the Company’s authorized common stock consists of 1,000,000,000 shares of common stock, par value $0.01 per share, of which 882,024 shares were issued and outstanding on November 29, 2021, immediately upon the Spin-Off consummation (Note 3(c)) and remained issued and outstanding as at December 31,2021 (all shares of common stock in registered form). As at December 31, 2022, following the events described in Note 6 below, 10,183,996 shares of common stock were issued and outstanding (all shares of common stock in registered form).
i)	Receipt of Nasdaq Notice – one-for-ten Reverse Stock Split: On March 8, 2022, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 30 consecutive business days, i.e. from January 21, 2022 to March 7, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the original applicable grace period to regain compliance was 180 days, or until September 5, 2022. On September 6, 2022, the Company was granted an additional 180-day period from the Nasdaq Stock Market, through March 6, 2023, to regain compliance with the $1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market. Effective December 22, 2022, the Company effected a one-for-ten reverse stock split on its issued and outstanding common stock. The Company’s common stock began trading on a split-adjusted basis on the NASDAQ Capital Market at the opening of trading on December 22, 2022. As a result of this reverse stock split, there was no change in the number of the Company’s authorized shares or the par value of the Company’s common stock. The one-for ten ratio was approved by the Company’s Board on December 19, 2022. In particular, at the Company’s 2022 Annual Meeting of Stockholders held on April 5, 2022, it was approved by the Company’s stockholders that, subject to approval and implementation by the Company’s board of directors, the Company may effect one or more reverse stock splits on its issued shares of common stock, each at a ratio of not less than one-for-two and not more than one-for-10 and in the aggregate at a ratio of not more than one-for-40 (i.e. together with the reverse stock split effective December 22, 2022). The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock will continue to be listed and trade on the Nasdaq (Note 10(a)).
ii)	Underwritten Public Offering: On January 12, 2022, the Company filed with the SEC a registration statement on Form F-1, which was declared effective on January 20, 2022. On January 25, 2022, the Company closed an underwritten public offering of 15,571,429 units at a price of $0.77 per unit, ten units consisting of one share of the Company’s common stock (or ten prefunded warrants in lieu of one share of the Company’s common stock) and ten Class A warrants to purchase one common share of the Company’s common stock and was immediately separated upon issuance (the “January 2022 offering”). In particular, upon the closing of the offering, 1,307,143 shares of common stock, 2,500,000 prefunded warrants to purchase 250,000 shares of common stock, and 15,571,429 Class A warrants to purchase 1,557,143 shares of common stock were sold.

In addition, the Company had previously agreed with certain of its’ executive officers and significant stockholders (the “selling stockholders”) to register their resale of shares for common stock, whereas an aggregate of 177,715 shares of common stock of certain of the selling stockholders were registered in connection with the January 2022 offering. As such, certain selling stockholders sold an aggregate of 62,857 shares of common stock in the primary offering. Each of the 62,857 shares of common stock sold by the selling stockholders on the primary offering was delivered to the underwriters with ten additional Class A warrants to purchase one share of common stock (sold by the Company), on a firm commitment basis. In addition, the underwriter for the offering fully-exercised its option to purchase an additional 114,858 common shares sold from the selling stockholders and 128,142 common shares along with 2,430,000 Class A warrants to purchase 243,000 shares of common stock sold from the Company (Note 6(b)). Each of the 114,858 shares of common stock sold by the selling stockholders upon exercise of the underwriters’ over-allotment option, was sold with ten Class A warrants (sold by the Company) to purchase one share of common stock, on a firm commitment basis. The Company did not receive any of the proceeds from the sale of common shares by the selling stockholders and only received the proceeds for the Class A warrants sold together with the selling stockholders’ shares of common stock (i.e. Class A warrants to purchase 177,715 shares of common stock in aggregate). The net proceeds received during 2022, under the Underwritten Public Offering, including the exercise of Class A and prefunded warrants discussed in Note 6(b) below and after deducting underwriting commissions and offering expenses paid by the Company, amounted to $14,736. The Company has recorded the excess of the proceeds received over the par value of common stock to additional paid in capital.

(b)Warrants: In connection with the January 2022 offering, all prefunded warrants (i.e. 2,500,000) and 4,156,000 Class A warrants have been exercised to an aggregate of 665,600 shares of common stock within 2022, and as at December 31, 2022, 14,474,000 Class A warrants to purchase 1,447,400 shares of common stock remain available for exercise at an exercise price of $7.70 per share. The Class A warrants were immediately exercisable and expire in five years from issuance, i.e. in January 2027. The Company may at any time during the term of its Class A warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in the warrants’ agreements. The Class A warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the Class A warrants can be exercised by means of a cashless exercise as disclosed in the warrants’ agreements. All Class A warrants are classified in equity, according to the Company’s accounting policy (Note 2(v)). Based on the terms of the Class A warrants’ agreement, each holder of the Class A warrants is, at any time after the issuance of the warrants, entitled to participate in distribution of dividends by the Company, if and when declared, to the same extent that the holder would participate for each common share that such holder would be entitled to receive upon complete exercise of their Class A warrants (Note 6(g) and 7).
(c)Preferred Stock:  Under the Company’s amended and restated articles of incorporation, authorized preferred stock consists of 100,000,000 shares of preferred stock, par value $0.01 per share, of which (i) 1,000,000 shares are designated as Series A Participating Preferred Stock, none of which was issued and outstanding as of November 29, 2021, (ii) 500,000 shares are designated Series B Preferred Stock, all of which were issued and outstanding as of November 29, 2021, and (iii) 10,000 shares are designated Series C Preferred Stock, all of which were issued and outstanding as of November 29, 2021. All of the Company’s shares of preferred stock are in registered form. As at December 31, 2022 and 2021, the Company’s authorized preferred stock consists of 100,000,000 shares of preferred stock, par value $0.01 per share, of which 1,000,000 and 1,000,000, respectively, are designated as Series A Participating Preferred Stock, 500,000 and 500,000, respectively, are designated as Series B Preferred Stock, 20,000 and 10,000, respectively, are designated as Series C Preferred Stock, and 25,000 and none, respectively, are designated as Series D Preferred Stock (Notes 3(c), 6(d), 6(e) and 6(h)). As of December 31, 2022, 1,982 shares of Series C Preferred Stock have been granted (but not yet issued) under the Company’s 2021 Equity Incentive Plan (Note 6(f)). As of December 31, 2022 and 2021, there is no Series A Participating Preferred Stock issued and outstanding.
(d)Series B Preferred Stock:  As at December 31, 2022 and 2021, the Company had 500,000 Series B Preferred Stock issued and outstanding with par value $0.01 per share, issued to DSI. The Series B Preferred Stock votes with the common shares of the Company, and each share of Series B Preferred Stock entitles the holder thereof to 2,000 votes on all matters on which the Company’s stockholders are entitled to vote of up to 34% of the total number of votes entitled to be cast for all matters for which the Company’s stockholders are entitled to vote on, but with no economic rights. To the extent the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company’s stockholders, the number of votes of the Series B Preferred Stock shall be automatically reduced so that such holder’s aggregate voting power, together with any affiliate of such holder, is not more than 49%. Furthermore, the Series B Preferred Stock has no dividend, distribution or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates or successors.
(e)Series C Preferred Stock:  As at December 31, 2022 and 2021, the Company had 10,000 shares of Series C Preferred Stock issued and outstanding with par value $0.01 per share, while as at December 31, 2022, additional 1,982 shares of Series C Preferred Stock have been granted (but not yet issued) under the Company’s amended and restated 2021 Equity Incentive Plan (Note 6(f)), at a stated value of $1,000 per share with liquidation preference at $1,000 (i.e. aggregate liquidation preference of $10,000 for the Series C Preferred Stock issued). The 10,000 Series C Preferred Stock issued and outstanding as at December 31, 2022 has been recorded at inception at a fair value of $7,570 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the Spin-Off (Note 3(c) and 9).

The Series C Preferred Stock has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C Preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (i.e. November 29, 2021) with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at the holders’ option commencing upon the first anniversary of the original issuance date, at a conversion price equal to the lesser of $65.00 (subject to change under anti-dilution provisions) and the 10-trading day trailing VWAP of the common shares, or at any time after the issuance date (i.e. November 29, 2021) in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs of the Company). Series C Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change, if the holder does not exercise its conversion right discussed above, and optionally redeemable at the option of the holder in case of certain corporate events as defined in the statement of designation of the Series C Preferred Stock. The holder however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, the holder (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

Series C Preferred Stock is not mandatorily redeemable or does not meet any other criteria under ASC 480 to be classified as liability, and under the Company’s assessment is classified in permanent equity, according to the Company’s accounting policy (Note 2(v)). In particular, the Company assessed that certain of the aforementioned features requiring bifurcation under ASC 815 had de minimis value at inception and in each measurement date, while others were clearly and closely related to the host instrument thus no bifurcation was required or falling under the scope exceptions from derivative accounting.

For the year ended December 31, 2022, dividends declared and dividends paid, at $20.0 per share, on Series C Preferred Stock amounted to $950 and $780, respectively (Note 7 and 10(d)). For the period from inception (April 15, 2021) through December 31, 2021 dividends on Series C Preferred Stock amounted to $69, not paid as at December 31, 2021 (Note 7).

(f)Equity Incentive Plan: On March 23, 2022, the Company’s 2021 Equity Incentive Plan was amended and restated to, among other things, permit grants of Series C Preferred Stock thereunder, in an aggregate amount of up to 10,000 shares. On April 15, 2022, the Company’s Board of Directors approved the award and grant of 1,982 shares of Series C Preferred Stock to executive management and non-executive directors, pursuant to the Company’s amended and restated plan, for a fair value of $1,590, to vest over a service period of two years. The fair value of the Series C Preferred Stock awarded, was determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the transaction (Note 9). As at December 31, 2022, 10,000 shares of Series C Preferred Stock remained reserved for issuance according to the Company’s incentive plan. For the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, compensation cost on restricted stock amounted to $568 and nil, respectively, and is included in “General and administrative expenses” in the accompanying consolidated statements of operations. At December 31, 2022, the total unrecognized compensation cost relating to restricted share awards was $1,022. As at December 31, 2022, the period over which the total compensation cost related to non-vested restricted stock, is expected to be recognized, is 1.29 years. The Company assessed this Series C Preferred stock and its features in a similar manner as described in Note 6(e) above and concluded that it should be classified in permanent equity and no embedded derivative required bifurcation or was assessed a value other than de minimis.
(g)Dividend to common stock and Class A warrants’ holders: On March 18, 2022, the Company’s Board of Directors declared a cash dividend of $0.5 per share for the fourth quarter ended December 31, 2021, to its’ common stockholders of record as of April 1, 2022. The Company had 2,982,909 shares of common stock issued and outstanding on the record date (April 1, 2022). Holders of the Company’s Class A warrants as of April 1, 2022 received a cash payment in the amount of $0.5 for each common share that such holder would be entitled to receive upon exercise of their Class A warrants. As of record date April 1, 2022, there were Class A warrants exercisable for an aggregate of 1,447,400 common shares. On April 11 and 13, 2022, the Company paid a dividend of $1,491 on common stock and of $724 on Class A warrants holders of record April 1, 2022, amounting to $2,215 in aggregate.

On May 30, 2022, the Company’s Board of Directors declared a cash dividend of $0.1 per share for the first quarter ended March 31, 2022, to its’ common stockholders of record as of June 14, 2022. The Company had 2,982,909 shares of common stock issued and outstanding on the record date (June 14, 2022). Holders of the Company’s Class A warrants as of June 14, 2022 received a cash payment in the amount of $0.1 for each common share that such holder would be entitled to receive upon exercise of their Class A warrants. As of record date June 14, 2022, there were Class A warrants exercisable for an aggregate of 1,447,400 common shares. On June 21, 2022, the Company paid a dividend of $299 on common stock and of $144 on Class A warrants holders of record June 14, 2022, amounting to $443 in aggregate.

On July 27, 2022, the Company’s Board of Directors declared a cash dividend of $0.1 per share for the second quarter ended June 30, 2022, to its’ common stockholders of record as of August 12, 2022. The Company had 2,982,909 shares of common stock issued and outstanding on the record date (August 12, 2022). Holders of the Company’s Class A warrants as of August 12, 2022 received a cash payment in the amount of $0.1 for each common share that such holder would be entitled to receive upon exercise of their Class A warrants. As of record date August 12, 2022, there were Class A warrants exercisable for an aggregate of 1,447,400 common shares. On August 31, 2022, the Company paid a dividend of $299 on common stock and of $144 on Class A warrants holders of record August 12, 2022, amounting to $443 in aggregate (Note 7).

(h)Series D Preferred Stock: As partial consideration for the acquisition of M/V Baltimore, the Company issued on September 21, 2022, 25,000 shares of Series D Preferred Stock, with par value $0.01 per share, at a stated value of $1,000 per share with liquidation preference at $1,000 (i.e. $25,000 aggregate liquidation preference). The 25,000 Series D Preferred Stock issued has been recorded at inception at a fair value of $17,600 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the M/V Baltimore acquisition (Note 3(c) and 9). On December 15, 2022, i.e., the DSI Stock Dividend payment date (Note 3(c)), 15,828 of the Company’s Series D Preferred Stock was redeemed through the issuance of 7,201,087 of the Company’s shares of common stock, and 9,172 shares of the Company’s Series D Preferred Stock were distributed to DSI stockholders. Following such, as at December 31, 2022, the Company had 9,172 shares of Series D Preferred Stock issued and outstanding. The redemption rate which was utilized in connection with the distribution of the Series D Preferred Stock was based on the 10-day trailing VWAP of the Company’s common stock as of the election deadline (i.e. December 13, 2022) in accordance with the Series D Preferred Stock statement of designation terms. The Company’s valuation determined that the redemption on December 15, 2022 of 15,828 Series D Preferred Stock for the issuance of 7,201,087 of the Company’s shares of common stock resulted in an excess value of the shares of common stock of $134, or $0.00186 per share of common stock, as compared to the fair value of the Series D Preferred Stock redeemed, that was transferred from the Series D Preferred Stock holders to the common holders on the measurement date (i.e. December 15, 2022), and that this value represented a deemed dividend to the common holders, that should be deducted from the net loss to arrive at the net loss available to common stockholders (Note 7). The fair value of the common shares issued on the measurement date of $11,277 was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the redemption of the Series D Preferred Stock for issuance of common stock).

The Series D Preferred Stock has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series D Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series D Preferred Stock are in arrears or any senior stock. Also, holders of Series D Preferred Stock, rank equal to Series C Preferred Stock, prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (September 21, 2022) with respect to dividends, distributions and payments upon liquidation. The Series D Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance (i.e. September 21, 2022) which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 7.0% per annum, and is convertible into common shares at the holders’ option at any time after the original issuance date, at a conversion price equal to the 10-trading day trailing VWAP of the common shares. Series D Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change or in case of certain corporate events as defined in the statement of designation of the Series D Preferred Stock. Holders of the Series D Preferred Stock, however, are prohibited from converting the Series D Preferred Stock into common shares to the extent that, as a result of such conversion, holders (together with their affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

Series D Preferred Stock is not mandatorily redeemable or does not meet any other criteria under ASC 480 to be classified as liability and under the Company’s assessment is classified in equity, according to the Company’s accounting policy (Note 2(v)). In particular, the Company assessed that certain of the aforementioned features requiring bifurcation under ASC 815 had de minimis value at inception and in each measurement date, while others were clearly and closely related to the host instrument thus no bifurcation was required.

For the year ended December 31, 2022, dividends declared and dividends paid on Series D Preferred Stock, at $17.50 per share, amounted to $117 and $117, respectively, as regards the period from September 21, 2022 (original issuance date) to October 14, 2022, to Series D Preferred Stock holders of record date October 14, 2022 (i.e. 25,000). Also, the amount of $135 representing the accumulated portion from October 15, 2022 to December 31, 2022, of the cash dividend on the Company’s shares of Series D Preferred Stock to Series D Preferred Stock holders of record date January 14, 2023 (i.e. 9,172 shares) for the period from October 15, 2022 to January 14, 2023, which is payable on January 17, 2023, is deducted from the net loss to arrive at the net loss available to common stockholders (Note 7 and 10(c)).